                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.    3        (File No. 333-00041)      [x]
                                      ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              4       (File No. 811-07475)            [x]
                                ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-4085
--------------------------------------------------------------------------------

               Sherilyn K. Beck, IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1998  pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days  after  filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
    [    ] this post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A


Item No.          Section in Prospectus
1                 Cover page
2                 Key terms
3   (a)           Expense Summary
    (b)           The Privileged Assets Select Annuity in brief
4   (a)           Condensed financial information
    (b)           Performance information
    (c)           Financial statements
5   (a)           Cover page; About American Centurion Life
    (b)           The variable account
    (c)           The funds
    (d)           Cover page; The funds
    (e)           Voting rights
    (f)           NA
    (g)           NA
6   (a)           Charges
    (b)           Expense Summary; Charges
    (c)           Charges
    (d)           NA
    (e)           The funds
    (f)           NA
7   (a)           Buying your annuity; Benefits in case of death; The annuity payout period
    (b)           The variable account; Making the most of your annuity
    (c)           The funds; Charges
    (d)           Cover page
8   (a)           The annuity payout period
    (b)           Buying the annuity
    (c)           The annuity payout period
    (d)           The annuity payout period
    (e)           The annuity payout period
    (f)           The annuity payout period
9   (a)           Benefits in case of death
    (b)           Benefits in case of death
10  (a)           Buying your annuity; Valuing your investment
    (b)           Valuing your investment
    (c)           Buying your annuity; Valuing your investment
    (d)           About American Centurion Life
11  (a)           Surrendering your contract
    (b)           NA
    (c)           Surrendering your contract
    (d)           Buying your annuity
    (e)           The Privileged Assets Select Annuity in brief
12  (a)           Taxes
    (b)           Key terms
    (c)           NA
13                NA
14                Table of contents of the Statement of Additional Information

                                     PART B

                  Section in
Item No.          Statement of Additional Information
15  (a)           Cover page
    (b)           NA
16                Table of contents
17  (a)           NA
    (b)           NA
    (c)           About American Centurion Life*
18  (a)           NA
    (b)           NA
    (c)           Independent Auditors
    (d)           NA
    (e)           NA
    (f)           NA
19  (a)           Distribution of the contracts*; About American Centurion Life*
    (b)           NA
20  (a)           Principal underwriter
    (b)           Principal underwriter
    (c)           NA
    (d)           NA
21  (a)           Performance information
    (b)           Performance information
22                Calculating annuity payouts
23  (a)           Financial statements
    (b)           Financial statements


*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

Privileged Assets(R) Select Annuity


Prospectus/May 1, 1998


The Privileged Assets(R) Select Annuity is a flexible premium group deferred fixed/variable annuity.

The annuity is available for non-qualified and certain qualified retirement plans.

ACL Variable Annuity Account 1


Sold by:          American Centurion Life Assurance Company (American Centurion
                  Life),

Service Office:   20 Madison Avenue Ext., Albany, NY 12203
Telephone:                 (518) 452-4150 (Albany area)
                           (800) 297-9797 (Toll free)

This Prospectus contains the information about the variable accounts that you should know before investing. Refer to "The variable accounts" in this prospectus. As in the case of other annuities, it may not be advantageous to purchase this annuity as a replacement for, or in addition to an existing annuity.

The Prospectus is accompanied or preceded by the following prospectuses: IDS Life Retirement Annuity Mutual Funds, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, American Century Variable Portfolios, Inc. and Warburg Pincus Trust. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


American Centurion Life is not a bank or financial institution, and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) has been filed with the Securities and Exchange Commission (SEC) and is available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is available without charge by contacting American Centurion Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Participation in the annuity contract will be accounted for separately by the issuance of an annuity certificate showing your interest in the contract.

Purchase payments may be allocated among different accounts, providing variable and/or fixed returns. Through the subaccounts of the variable account, you can invest in mutual funds that are managed to meet a variety of investment objectives. The certificate value will vary according to the investment performance of the funds you select. You bear the entire investment risk under the annuity.

The annuity offers tax-deferred asset accumulation. This may be particularly attractive to investors in high federal and state tax brackets who have made maximum contributions to employer-sponsored retirement programs and IRAs.

The annuity has no front-end sales charge, nor does it have a redemption or surrender charge.

The Privileged Assets Select Annuity is designed to allow you to build up funds for retirement. When you need to access your money, such as at retirement, you may do so in several ways including the following: you may take a monthly fixed annuity payout for the lifetime of the annuitant(s) you have designated, or you may take a lump-sum or a fixed amount per month on the principal and/or earnings on the annuity.

Contents

Key terms................................................................
The Privileged Assets(R) Select Annuity in brief...........................
Expense summary..........................................................
Financial statements.....................................................
Performance information..................................................
The variable account.....................................................
The funds................................................................
     IDS Life Aggressive Growth Fund.....................................
     IDS Life International Equity Fund..................................
     IDS Life Capital Resource Fund......................................
     IDS Life Managed Fund...............................................
     IDS Life Special Income Fund........................................
     IDS Life Moneyshare Fund............................................
     INVESCO VIF-Industrial Income Portfolio.............................
     Janus Aspen Series Worldwide Growth Portfolio.......................
     Janus Aspen Series Growth Portfolio.................................
     American Century VP Capital Appreciation............................
     American Century VP Value...........................................
     Warburg Pincus Trust-Post-Venture Capital Portfolio.................
The fixed account........................................................
Buying your annuity......................................................
     Setting the annuity start date......................................
     Beneficiary.........................................................
     Minimum purchase payments...........................................
     Three ways to make purchase payments................................
Charges..................................................................
     Administrative charge...............................................
     Mortality and expense risk fee......................................
     Other information on charges........................................
Valuing your investment..................................................
     Number of units.....................................................
     Accumulation unit value.............................................
     Net investment factor...............................................
     Factors that affect variable subaccount accumulation units..........
Making the most of your annuity..........................................
     Automated dollar-cost averaging.....................................
     Transferring money between accounts.................................
     Transfer policies...................................................
     Two ways to request a transfer or a surrender.......................
Surrendering your annuity................................................
     Surrender policies..................................................
     Receiving payment when you request a surrender......................
Changing ownership.......................................................
Benefits in case of death................................................
The annuity payout period................................................
     Annuity payout plans................................................
     Death after annuity payouts begin...................................
Taxes....................................................................
Voting rights............................................................

Substitution of investments..............................................
Distribution of the annuities............................................
About American Centurion Life............................................
Year 2000................................................................
Regular and special reports..............................................
Table of contents of the Statement of Additional Information.............

Key terms

These terms can help you understand details about your annuity.

American Centurion Life - In this prospectus, "we," "us," "our" and "American Centurion Life" refer to American Centurion Life Assurance Company.

Annuity - A contract or the related certificate you receive that shows your coverage under the contract, purchased from an insurance company that offers tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the payouts are based.

Annuity payout - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount is paid on a fixed basis.

Annuity start date - The date when annuity payouts are scheduled to begin. This date is established when you start your annuity. As your financial goals change, you may change the annuity start date.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Certificate value - The total purchase payments, plus investment return, less any administrative charges and prior withdrawals.

Certificate year - A period of 12 months, starting on the effective date of the certificate and on each anniversary of the effective date.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Code - Internal Revenue Code of 1986, as amended.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Centurion Life.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocation, transfers, payout options, etc.).

Purchase payments - Payments made to American Centurion Life for an annuity.

Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o Individual Retirement Annuities (IRAs), including rollovers from qualified plans
o Simplified Employee Pension (SEP) Plans

All other annuities we currently issue are considered nonqualified annuities.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the certificate value. No surrender charge will apply.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - An account consisting of separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The Privileged Assets(R) Select Annuity in brief

Purpose: The Privileged Assets(R) Select Annuity is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the annuity start date), the annuity provides lifetime or other forms of annuity payouts to you or to anyone you designate.

Accounts: You may allocate your purchase payments among any or all of:

o variable subaccounts, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. Therefore, the certificate value at the annuity start date may be more or less than the total of purchase payments allocated to the variable subaccounts. (p.)

o        a fixed  account,  which  earns  interest  at rates  that are  declared
         periodically  by  American   Centurion  Life.  The  guaranteed  minimum
         interest rate is 3%. (p.)

Buying the annuity: You can purchase an annuity by submitting a complete application. Applications are subject to acceptance at our service office. You may buy a nonqualified annuity or a qualified annuity. Payment may be made either in a lump sum with the option of additional payments in the future or installments:

o Minimum purchase payment - $2,000 ($1,000 for qualified certificates) unless you pay in installments by means of a bank authorization or under a group billing arrangement at a rate of $100/month or more or other payment plan acceptable to us.

o        Minimum additional payment - $100.
o Maximum first-year payment(s) - $500,000 to $1,000,000 depending on your age.
o        Maximum payment for each subsequent year - $50,000. (p.)

Thirty-day free look: You may return your annuity for a full refund within 30 days after you receive it. The portion of your first purchase payment allocated to the variable account must be invested initially in the IDS Life Moneyshare subaccount for the period we estimate or calculate your free look right to be in existence (generally 35 days after the annuity issue date.)

If you choose not to keep your annuity, return it to us within the free look period. The annuity will be canceled and we will refund promptly the greater of
(1) your purchase payment without investment earnings, or (2) your certificate value plus any amount deducted from your payment prior to allocation to the variable account or the fixed account.

Transfers: Subject to certain restrictions you may re-allocate your money among accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and variable subaccount(s) and you may request a transfer by telephone. (p.)

Surrenders: You may surrender all or part of your certificate value at any time before the annuity start date. You also may establish systematic surrenders. There is no surrender charge. Earnings on amounts you surrender may be taxable (and include a 10% penalty if surrenders are made prior to your reaching age 59 1/2); and have other tax consequences; also, certain restrictions apply. (p.)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction. However, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p.)

Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary the greater of the certificate value or total purchase payments made less partial surrenders. (p.)

Annuity payouts: The certificate value of your investment can be applied to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p.)

Taxes: Generally, your annuity grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p.)

Charges: Your Privileged Assets Select Annuity is subject to a $30 annual administrative charge and a 1% mortality and expense risk charge against the variable subaccounts. (p.)

Expense summary

The purpose of this summary is to help you understand the various costs and expenses associated with the annuity.

Owner expenses

Surrender charge                                                   0%

Annual contract administrative charge                              $30
(If the total purchase payments (less partial surrenders) is at least $10,000, we will waive the charge.)


Separate account annual expense                                    1%
(as a percentage of average net assets) Mortality and expense risk fee

Operating expenses of underlying mutual funds: management fees and other expenses deducted as a percentage of average net assets as follows:

                              IDS Life      IDS Life      IDS Life                  IDS Life
                             Aggressive    International  Capital      IDS Life      Special     IDS Life
                               Growth        Equity       Resource      Managed      Income     Moneyshare

Management Fees                 0.60%          0.83%        0.60%         0.59%        0.60%        0.51%

Other expenses                  0.07           0.11         0.07          0.05         0.07         0.06

Total*                          0.67%          0.94%        0.67%         0.64%        0.67%        0.57%


                             INVESCO VIF      Janus Aspen                                                Warburg Pincus
                             Industrial      Series World-   Janus Aspen      American                   Trust - Post-
                               Income         wide Growth   Series Growth    Century VP      American       Venture
                               (After       (After expense      (After         Capital      Century VP      Capital
                               expense      reimbursement)     expense      Appreciation      Value        (After fee
                            reimbursement)                  reimbursement)                                limitation)

Management Fees              0.75%             0.66%           0.65%            1.00%          1.00%           1.07%

Other expenses               0.16              0.08            0.05              --             --              .33

Total                        0.91%**           0.74%**         0.70%**          1.00% +        1.00% +         1.40% ++

* Annualized operating expenses of the underlying mutual funds at Dec. 31, 1997. **The figures given above are based on gross expenses before expense offset arrangements, if any, during 1997, for these funds. As of the date of this prospectus, certain fees are being waived or expenses are being assumed by the respective investment managers or service providers for certain of the underlying mutual funds, in each case on a voluntary basis. Without such waivers or reimbursements the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be 0.75%, 0.22%, and 0.97% , respectively , for the INVESCO VIF-Industrial Income Portfolio; 0.72%, 0.09% and 0.81%, respectively, for Janus Aspen Series Worldwide Growth and 0.74%, .04% and 0.78% respectively for Janus Aspen Series Growth. See the
Portfolios' prospectuses for a discussion of fee waiver and expense reimbursements.

+Operating expenses of the underlying funds at Dec. 31, 1997.
++Absent  the  waiver  of  fees  by  the  Portfolio's   investment  adviser  and
co-administrator,  Management Fees would equal 1.25%, Other Expenses would equal
 .33%; and Total Portfolio Operating Expenses would equal 1.58%. Management Fees, Other Expenses and Total Operating Expenses for the Portfolio is based on actual expenses for the fiscal year ending Dec. 31, 1997 (net of any fee waivers or expense reimbursements). The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses to 1.40% through Dec. 31, 1998.


Example:* You would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender, no surrender or selection of an annuity payout plan at the end of each time period:

                              IDS Life      IDS Life      IDS Life                  IDS Life
                             Aggressive    International  Capital      IDS Life      Special     IDS Life
                               Growth        Equity       Resource      Managed      Income     Moneyshare

1 year                        $18.31         $21.07       $18.31        $18.00       $18.31       $17.28

3 years                        56.68          65.07        56.68         55.74        56.68        53.56

5 years                        97.52         111.64        97.52         95.74        97.52        92.25

10 years                      211.51         240.40       211.51        208.25       211.52       200.61

                                                                              American
                             INVESCO VIF      Janus Aspen                    Century VP      American    Warburg Pincus
                             Industrial      Series World-   Janus Aspen       Capital      Century VP   Trust - Post-
                               Income         wide Growth   Series Growth   Appreciation      Value         Venture
                                                                                                            Capital

1 year                        $20.77         $19.02            $18.61         $21.69         $21.69        $25.79

3 years                        64.14          58.86             57.61          66.93          66.93         79.26

5 years                       110.08         101.20             99.10         114.76         114.76        135.34

10 years                      237.23         219.07            214.76         246.71         246.71        287.88

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In this example, the $30 annual administrative charge is approximated as a .116% charge based on our estimated average annuity size. American Centurion
Life has entered into certain arrangements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to the funds.

Condensed Financial information (unaudited)

The following tables give per-unit information about the financial history of each variable subaccount.

Condensed Financial Information (Unaudited)

The following table gives per-unit information about the financial history of each variable subaccount.

Year Ended Dec. 31,
                                             1997         1996

Subaccount DCR1 (Investing in shares of IDS Life Capital Resource Fund)

Accumulation unit                            $0.98        $1.00
value at beginning
of period

Accumulation unit value                      $1.20        $0.98
at end of period

Number of accumulation                          23           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets


Subaccount DIE1 ( Investing in shares of IDS Life International Equity Fund)

Accumulation unit                            $1.01        $1.00
value at beginning
of period

Accumulation unit value                      $1.03        $1.01
at end of period

Number of accumulation                          14           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

Subaccount DAG1 (Investing in shares of IDS Life Aggressive Growth Fund)

Accumulation unit                            $1.00        $1.00
value at beginning
of period

Accumulation unit value                      $1.11        $1.00
at end of period

Number of accumulation                          42           --
units outstanding at end
of period (000 omitted)

Ration of operating                          1.00%           --
expense to average
net assets

Subaccount DSI1 (Investing in shares of IDS Life Special Income Fund)

Accumulation unit                            $0.99        $1.00
value at beginning
of period

Accumulation unit value                      $1.06        $0.99
at end of period

Number of accumulation                          15           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

Subaccount DMS1 (Investing in shares of IDS Life Money Share Fund)

Accumulation unit                            $1.00        $1.00
value at beginning
of period

Accumulation unit value                      $1.04        $1.00
at end of period

Number of accumulation                         189           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

Subaccount DMG1 (Investing in shares of IDS Life Managed Fund)

Accumulation unit                            $0.99        $1.00
value at beginning
of period

Accumulation unit value                      $1.17        $0.99
at end of period

Number of accumulation                          44           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

Subaccount DII2 (Investing in shares of INVESCO VIF Industrial Income Portfolio)

Accumulation unit                            $1.00        $1.00
value at beginning
of period

Accumulation unit value                      $1.26        $1.00
at end of period

Number of accumulation                         155           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

Subaccount DWG2 (Investing in shares of
Janus Aspen Series Worldwide Growth Portfolio)

Accumulation unit                            $1.01        $1.00
value at beginning
of period

Accumulation unit value                      $1.22        $1.01
at end of period

Number of accumulation                         252           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

Subaccount DSG2 (Investing in shares of Janus Aspen Series Growth Portfolio)

Accumulation unit                            $1.00        $1.00
value at beginning
of period

Accumulation unit value                      $1.21        $1.00
at end of period

Number of accumulation                         230           --
units outstanding at end
of period (000 omitted)

Ratio of operating                            1.00%          --
expense to average
net assets

Subaccount DGR2 (Investing in shares of
American Century VP Capital Appreciation)

Accumulation unit                            $0.97        $1.00
value at beginning
of period

Accumulation unit value                      $0.93        $0.97
at end of period

Number of accumulation                          42           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

Subaccount DVL2 (Investing in shares of American Century VP Value)

Accumulation unit                            $1.01        $1.00
value at beginning
of period

Accumulation unit value                      $1.27        $1.01
at end of period

Number of accumulation                          33           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

Subaccount DVC2 (Investing in shares of
Warbug Pincus Trust-Post Venture Capital Portfolio)

Accumulation unit                            $0.98        $1.00
value at beginning
of period

Accumulation unit value                      $1.10        $0.98
at end of period

Number of accumulation                          65           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.00%           --
expense to average
net assets

1 For the period Dec. 9, 1996 (commencement of operations) to Dec. 31, 1996. The subaccounts had no activity in this period.
2 For the period Dec. 10, 1996 (commencement of operations) to Dec. 31, 1996. The subaccounts had no activity in this period.

Financial statements


The SAI dated May 1, 1998, contains:

audited financial statements of the variable account including:

     -   statements of net assets as of Dec. 31, 1997;
     - statements of operations for the year ended Dec. 31, 1997; except for subaccounts DGR and DWG which are for the period Jan. 29, 1997 (commencement of operations) to Dec. 31, 1997 and subaccounts DSG, DVL and DVC, which are for the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997;
     - statements of changes in net assets for the year ended Dec. 31, 1997; except for subaccounts DGR and DWG which are for the period Jan. 29, 1997 (commencement of operations) to Dec. 31, 1997 and subaccounts DSG, DVL and DVC which are for the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997.

audited financial statements of American Centurion Life including:

     -   balance sheets as of Dec. 31, 1997 and Dec. 31, 1996
     - related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1997, 1996, and 1995.


Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old). This figure reflects deduction of all applicable charges, including the administrative charge and mortality and expense risk fee.

Aggregate total return: Represents the cumulative change in the value of an investment for a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the administrative charge and mortality and expense risk fee. Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Centurion Life at telephone number on cover page.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

IDS Life Aggressive Growth Fund                                          DAG
IDS Life International Equity Fund                                       DIE
IDS Life Capital Resource Fund                                           DCR
IDS Life Managed Fund                                                    DMG
IDS Life Special Income Fund                                             DSI
IDS Life Moneyshare Fund                                                 DMS
INVESCO VIF - Industrial Income Portfolio                                DII
Janus Aspen Series Worldwide Growth Portfolio                            DWG
Janus Aspen Series Growth Portfolio                                      DSG
American Century VP Capital Appreciation                                 DGR
American Century VP Value                                                DVL
Warburg Pincus Trust-Post-Venture Capital Portfolio                      DVC

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that account alone. No subaccount will be charged with liabilities of any other variable account or of our general business. The obligations arising under the annuities are general obligations of American Centurion Life.

The variable account was established under New York law and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Special Income Fund
Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.


INVESCO VIF - Industrial Income Portfolio
Objective: to seek the best possible current income while following sound investment practices with capital growth potential as an additional consideration. The Fund normally invests at least 65% of the total assets in dividend-paying common stocks. Up to 10% of the Fund's total assets may be invested in equity securities that do not pay regular dividends. The remainder assets are invested in other income-producing securities, such as corporate bonds and other straight debt securities.


Janus Aspen Series Worldwide Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

Janus Aspen Series Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks, with an emphasis on companies with larger market capitalizations.

American Century VP Capital Appreciation
Objective:   capital  growth.  Invests  primarily  in  common  stocks  that  are considered by management to have better-than-average prospects for appreciation.

American Century VP Value
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

Warburg Pincus Trust-Post-Venture Capital Portfolio
Objective: long-term growth of capital. Invests primarily in equity securities of issuers in their post-venture capital stage of development.

More comprehensive information regarding each fund is contained in the funds' prospectuses. You should read the fund prospectuses and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the certificate value will equal or exceed the total purchase payments made. Some funds may involve more risk than others -- please monitor your investments accordingly.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities and variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously. Although American Centurion Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such certificate owners and policy owners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance, variable annuity and qualified separate accounts, the variable annuity certificate holders would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding mixed and shared funding.


The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the annuity, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the annuity continues to qualify as an annuity for federal income tax purposes. To the extent permitted under applicable law, we reserve the right to modify the contract as necessary to comply with any new tax laws.


IDS Life is the investment  manager and American Express  Financial  Corporation
(AEFC) is the investment advisor for each of the IDS Life Funds. American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. INVESCO Funds Group, Inc. is the investment advisor for the INVESCO VIF - Industrial Income Portfolio. Janus Capital Corporation is the investment manager for Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio. American Century Investment Management, Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Warburg Asset Management, Inc. is the investment adviser of Warburg Pincus Trust-Post-Venture Capital Portfolio.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. They are available by contacting American Centurion Life at the address or telephone number on the front of this prospectus.

The fixed account


Purchase payments also may be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Centurion Life, the company's main portfolio of investments. Interest is credited daily and compounded annually. We guarantee a minimum interest rate of 3%. We may declare interest rates above the guaranteed rate from time to time.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying the annuity

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As an owner, you have all rights and may receive all benefits under the annuity. The annuity can be owned in joint tenancy only in spousal situations (but not IRAs or SEPs). Please remember that investment performance, expenses and deductions of certain charges affect accumulation unit value.

When you apply, you can select:
o        the account(s) in which you want to invest;
o        how you want to make purchase payments;
o the date you want to start receiving annuity payouts (the annuity start date); and
o        a beneficiary.

If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our service office. If your application is accepted, we will send you an annuity. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to an existing annuity to your account(s) at the next close of business after we receive your payments at our service office.

Setting the annuity start date

Annuity payouts will be scheduled to begin on the annuity start date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the annuity start date must be:

o no earlier than the 60th day after the annuity's effective date; and o no later than the annuitant's 85th birthday.

For qualified annuities, to avoid IRS penalty taxes, the annuity start date generally must be:

o        on or after the date the annuitant reaches age 59 1/2; and
o for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.

If you are taking the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this annuity, annuity payouts can start as late as, but not later than, the annuitant's 85th birthday.

Beneficiary

If death benefits become payable before the annuity start date, your named beneficiary will receive all or part of the certificate value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Minimum purchase payments

If single payment:
Nonqualified:              $2,000
Qualified:                 $1,000

If installment payments:

$100 monthly; $50.00 biweekly

Installments must total at least $1,000 in the first year.*

*If you make no purchase payments for the most recent 36 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

Minimum additional purchase payment(s):                       $100

Maximum first-year payment(s):

This maximum is based on your age or age of the annuitant (whomever is older) on the effective date of the annuity.

Up to age 75               $1 million
76 to 85                   $500,000

Maximum payment for each subsequent year:                     $50,000**

**These limits apply in total to all American Centurion Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's or the Code's limits on annual contributions also apply.

Three ways to make purchase payments

1    By letter

Send your check along with your name and account number to:

Regular mail:

American Centurion Life Assurance Company
Box 5144
Albany, NY 12205

Express mail:

American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

2    By scheduled payment plan

Through:

o    a bank authorization.

3    Other

o    wire transfer; or
o    other method acceptable to us.

Charges

Administrative charge
This charge is for establishing and maintaining your records. On each annuity anniversary we will deduct $30 from the certificate value. The deduction will be allocated among the subaccounts on a pro-rata basis.

This charge will be waived for any certificate year where the total purchase payments (less partial surrenders) on the current annuity anniversary is $10,000 or more, or if, during the certificate year, a death benefit is payable or the annuity is surrendered in full. This charge does not apply after annuity payouts begin.

We do not expect to profit from the administrative charge. We reserve the right to impose the charge on all annuities, including those with purchase payments equal to or greater than $10,000.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the accounts. Annually it totals 1% of their average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long the entire group of American Centurion Life annuitants live. If, as a group, American Centurion Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Centurion Life annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge may not cover our expenses. Any deficit would have to be made up from our general assets. We could profit from the expense risk fee if the annual administrative charge is more than sufficient to meet expenses.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

Other information on charges
There is no surrender charge if you take a total or a partial surrender from your annuity.

In some cases lower sales and administrative expenses may be incurred. In such cases, we may be able to reduce or eliminate the administrative charge. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments plus interest earned, less any amounts surrendered or transferred.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your annuity for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable subaccount or are assessed an administrative charge, a certain number of accumulation units are subtracted from your annuity.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.


Net investment factor
o Determined by adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o        dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.


Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments allocated to the variable subaccounts;
o        transfers into or out of the variable subaccount(s);
o        partial surrenders; and/or
o        administrative charges.

Accumulation unit values will fluctuate due to:

o changes in underlying mutual fund(s) net asset value;
o dividends  distributed to the variable  subaccount(s);
o capital gains or losses of underlying mutual funds; o mutual fund operating expenses; and/or o mortality and expense risk fees.

Making the most of your annuity


Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. Contact our service office for more information.


How dollar-cost averaging works
                           Month          Amount        Accumulation      Number of units
                                         invested        unit value          purchased
By investing an            Jan             $100             $20                 5.00
equal number of
dollars each month...      Feb              100              16                 6.25


                           March            100               9                11.11

you automatically          April            100               5                20.00
buy more units
when the per unit          May              100               7                14.29
market price is
low...
                           June             100              10                10.00

                           July             100              15                 6.67

                           Aug              100              20                 5.00

and fewer units            Sept             100              17                 5.88
when the per unit
market price is high       Oct              100              12                 8.33

You have paid an average price of only $10.81 per unit over the 10 months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar cost averaging can be an effective way to help meet your long-term goals.

Transferring money between accounts
You may transfer money from any one subaccount or the fixed account to another at any time before annuity payouts begin. We will process your transfer request at the next close of business after we receive it. Before making a transfer, you should consider the risks involved in switching investments.
We may suspend or modify transfer privileges at any time.


Transfer policies

o You may transfer certificate values at any time between the variable subaccounts, from the variable subaccount(s) to the fixed account or from the fixed account to the variable subaccount(s).

o        The amount being transferred to any one account must be at least $100.

o If you make more than 12 transfers in a certificate year, we will charge $25 for each transfer in excess of 12.

o Excessive trading activity can disrupt mutual fund management strategy and increase expenses, which are borne by all annuity owners participating in the mutual fund regardless of their transfer activity. Therefore, we reserve the right to limit the number of transfers permitted, but not to fewer than twelve per certificate year.

Two ways to request a transfer or a surrender

1    By letter

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
American Centurion Life Assurance Company
Box 5144
Albany, NY 12205

Express mail:
American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

Minimum amount
Mail transfers:            $100 or entire account balance
Mail surrenders:           $100 or entire account balance

Maximum amount
Mail transfers:            None (up to certificate value)
Mail surrenders:           None (up to certificate value)

2    By automated transfers and automated partial surrenders

o You can set up automated transfers among your accounts or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to American Centurion Life. You must allow 30 days for American Centurion Life to change any instructions that are currently in place.

o Automated transfers and automated partial surrenders are subject to all of the annuity provisions and terms, including transfer of certificate values between accounts. Automated surrenders may be restricted by applicable law under some annuities.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Automated transfers or surrenders:          $100

Maximum amount
Automated transfers or surrenders:          None

Surrendering your annuity

As owner, you may surrender all or part of your annuity at any time before annuity payouts begin by sending a written request to American Centurion Life. For total surrenders we will compute the certificate value at the next close of business after we receive your request. We may ask you to return the annuity. You may have to pay IRS taxes and penalties. (See "Taxes.") No surrenders may be made after annuity payouts begin.

Surrender policies
If you have a balance in more than one account and request a partial surrender, we will surrender money from all your accounts in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

Receiving payment when you request a surrender

By regular or express mail:

o        Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if: -the surrender amount includes a purchase payment check that has not cleared; -the NYSE is closed, except for normal holiday and weekend closings;

         -trading on the NYSE is restricted, according to SEC rules;
         -an  emergency,  as defined by SEC rules,  makes it impractical to sell securities or value the net assets of the accounts; or -the SEC permits us to delay payment for the protection of security holders.

NOTE: You will be charged a fee if you request express mail delivery.

Changing ownership

You may change ownership of your non-qualified annuity at any time by filing a change of ownership with us at our service office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your annuity as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Centurion Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of an annuity may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary the greater of:

o        the annuity value; or

o        purchase payments, minus any partial surrenders.

If your spouse is sole beneficiary under a non-qualified annuity and you die before the annuity start date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the annuity in force.

Under a qualified annuity if the annuitant dies before annuity payouts begin, and the spouse is the only beneficiary, the spouse may keep the annuity in force as owner until the date on which the spouse reaches age 70 1/2 or until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payouts: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this annuity if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;

o payouts begin no later than one year after death or other date as permitted by the Code; and o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the certificate's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the certificate value on your annuity start date. Annuity payouts will be made on a fixed basis.

Amounts of payouts depend on:

o        the annuity payout plan you select;
o        the annuitant's age and, in most cases, sex; and
o        the annuity table in the annuity.

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the annuity start date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not.
Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o        over the life of the annuitant;
o        over the joint lives of the annuitant and a designated beneficiary;
o        for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's annuity start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to you in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your certificate value is taxable to you only when you receive a payout or surrender. (However, see detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company to the same owner during a calendar year are to be taxed as a single, unified annuity when distributions are taken from any one of such annuities.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you invested in your annuity with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the annuity and will be taxed when paid to you.

Surrenders: If you surrender part or all of your annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your annuity immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred income earnings within the annuity is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the increase in value will be tax-deferred.

Penalties: If you receive amounts from your annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o        because of your death;
o        because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the certificate value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or total surrender) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.

The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the certificate value of at the time of the transfer.

Collateral assignment of a nonqualified certificate: If you collaterally assign or pledge your annuity, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax adviser if you have any questions about taxation of your annuity.

Tax Qualification
This annuity is intended to qualify for federal income tax purposes as an annuity. To the extent permitted by applicable law, we will administer the provisions to be consistent with such qualification. We reserve the right to amend the annuity to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the annuity to any applicable changes in the tax qualification requirements. We will obtain any necessary regulatory approvals and send you a copy of any such amendments.

Voting rights

As an owner with investments in the variable account(s), you may vote on important mutual fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments


If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Centurion Life's Management, further investment in such shares is no longer appropriate, another registered open-end management investment company may be substituted for fund shares held in the subaccounts when American Centurion Life believes it would be in the best interest of persons having voting rights under the annuity.

American Centurion Life also reserves the right to change the funds in which the subaccounts invest and to create new subaccounts that invest in additional funds. In the event of any such substitution or change, American Centurion Life, without the consent or approval of the owners, may amend the annuity and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. American Centurion Life will notify owners of any substitution or change.


Distribution of the Annuities

The annuities will be distributed by American Express Service Corporation, the principal underwriter for the variable account.

About American Centurion Life

The Privileged Assets Select Annuity is issued by American Centurion Life. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Its service office is located at 20 Madison Avenue Ext., Albany, NY 12203. American Centurion Life is licensed in the state of New York where it conducts a conventional life insurance business.

American Express Service Corporation is the principal underwriter for the variable account. Its service office is located at 80 South 8th Street, Minneapolis, MN 55440-0010. American Express Service Corporation is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Service Corporation is a wholly-owned subsidiary of American Express Travel Related Services Company which is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies also offers mutual funds, investment certificates and a broad range of financial management services.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Separate Account. The Separate Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999. The year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the Separate Account's operation currently is being evaluated. The potential materiality of any such impact is not known at this time.


Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Centurion Life provides:

Quarterly statements showing the value of your investment.
Annual reports containing required information on the certificate and its underlying investments.

Table of contents of the Statement of Additional Information


Performance information.......................................................
Calculating annuity payouts...................................................
Rating Agencies...............................................................
Principal underwriter.........................................................
Independent auditors..........................................................
Retirement planning...........................................................
Prospectus....................................................................
Financial statements -
     ACL Variable Annuity Account 1
     American Centurion Life Assurance Company
-------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:


____   Privileged Assets Select Annuity

____   IDS Life Retirement Annuity Mutual Funds

____   INVESCO Variable Investment Funds, Inc.

____   Janus Aspen Series

____   American Century Variable Portfolios, Inc.

____   Warburg Pincus Trust-Post-Venture Capital Portfolio

Please return this request to:

American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

Your name

Address

City                              State                     Zip

Privileged Assets Select Annuity











                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         ACL VARIABLE ANNUITY ACCOUNT 1


                                   May 1, 1998




ACL Variable Annuity Account 1 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).


This Statement of Additional Information, dated May 1, 1998, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1998, which may be obtained by writing or calling American Centurion Life at the address or telephone number below.




American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203
Phone (518) 452-4150

Privileged Assets Select Annuity

                                TABLE OF CONTENTS

Performance Information..............................................p. 3

Calculating Annuity Payouts..........................................p. 5

Rating Agencies......................................................p. 5

Principal Underwriter................................................p. 6

Independent Auditors.................................................p. 6

Retirement Planning..................................................p. 6

Prospectus...........................................................p. 6


Financial Statements
     - ACL Variable Annuity Account 1
     - American Centurion Life Assurance Company

PERFORMANCE INFORMATION


We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.


Calculation of yield for IDS Life Moneyshare Subaccount

Simple yield for the IDS Life Moneyshare  subaccount (DMS) will be based on the:
(a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted;
(b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).
Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

Compound Yield = [(return for seven-day period + 1) x (365/7)] - 1


On Dec. 31, 1997, the account's annualized yield was 4.11% and its compound yield was 4.20%.


The rate of return, or yield, on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in subaccount DMS with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable subaccount's yield fluctuates. In comparing the yield of subaccount DMS to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for Subaccounts (Investing in income funds)

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)6 - 1]
                                       cd

where:         a = dividends and investment income earned during the period.
               b = expenses accrued for the period (net of reimbursements).
               c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
               d = the maximum offering price per accumulation  unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized yield based on 30-Day period ended Dec. 31, 1997

Subaccount investing in:                                      Yield
IDS Life Special Income Fund                                  6.76%
INVESCO VIF - Industrial Income Portfolio                     6.54%


Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the subaccount), calculated according to the following formula:

                                  P(1+T)n = ERV

where:           P = a hypothetical initial payment of $1,000.
                 T = average annual total return.
                 n = number of years.
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the owner surrenders the entire annuity at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated.


                         Average Annual Total Return Period Ended: Dec. 31, 1997


Average Annual Total Return with or without Surrender

                                                  Performance Since                          Performance Since
                                                     Commencement                              Commencement
                                                  of the Subaccount                             of the Fund

                                                                 Since                                              Since
                                                             Commencement                                        Commencement
Subaccount investing in:                        1 Year       (Subaccount)    1 Year   5 Years    10 Years           (Fund)
IDS Life
   Aggressive Growth Fund (12/96; 1/92)*       11.39%           10.40%       11.39%   11.59%       --              11.11%
   Capital Resource Fund (12/96; 10/81)        22.76%           18.58%       22.76%   11.17%       13.42%          --
   International Equity Fund (12/96;            1.57%            2.14%        1.57%    9.12%       --               7.22%
1/92)
   Managed Fund (12/96; 4/86)                  18.18%           15.87%       18.18%   12.02%       12.66%          --
   Moneyshare Fund (12/96; 10/81)               3.99%            3.50%        3.99%    3.29%        4.40%          --
   Special Income Fund (12/96; 10/81)           7.62%            5.51%        7.62%    8.39%        8.63%          --
INVESCO VIF
   Industrial Income Portfolio (12/96;         26.75%           24.53%       26.75%   --           --              22.00%
8/94)
Janus Aspen Series
   Worldwide Growth Portfolio (12/96;          20.80%           20.60%       20.80%   --           --              21.54%
9/93)
   Growth Portfolio (12/96; 9/93)              21.38%           19.53%       21.38%   --           --              16.36%
American Century
   VP Capital Appreciation (12/96; 11/87)      -4.33%           -7.16%       -4.33%    4.56%        7.47%          --
   VP Value (12/96; 5/96)                      24.68%           24.60%       24.68%   --           --              21.80%
Warburg Pincus Trust
   Post-Venture Capital Portfolio              12.08%            8.79%       12.08%   --           --               6.73%
(12/96; 9/96)

*  commencement date of the subaccount; commencement date of the fund.

Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                     ERV - P
                                        P

where:        P     = a hypothetical initial payment of $1,000.
              ERV   = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the administrative charge and mortality and expense risk fee.


Performance of the subaccounts may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustrations as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the total value of your fixed account and the subaccounts at the annuity start date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan you select.
o The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in the annuity.

RATING AGENCIES

The following chart reflects the ratings given to American Centurion Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the Privileged Assets Select Annuity.

This information relates only to the fixed account and reflects American Centurion Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

       Rating agency                     Rating

         A.M. Best                         A+
                                       (Superior)

       Duff & Phelps                       AAA

PRINCIPAL UNDERWRITER

The  principal   underwriter  for  the  accounts  is  American  Express  Service
Corporation which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS


The financial statements of ACL Variable Annuity Account 1 including the statements of net assets as of Dec. 31, 1997 and the related statements of operations for the year then ended, except for subaccounts DGR and DWG which are for the period Jan. 29, 1997 (commencement of operations) to Dec. 31, 1997 and subaccounts DSG, DVL and DVC which are for the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997, and the statements of changes in net assets for the year ended Dec. 31, 1997, except for the DGR and DWG subaccounts which are for the period Jan. 29, 1997 (commencement of operations) to Dec. 31, 1997 and subaccounts DSG,DVL and DVC which are for the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997, and the financial statements of American Centurion Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of Dec. 31, 1997 and 1996, and for each of the three years in the period then ended 1997, 1996, and 1995, appearing in this prospectus and Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their report appearing herein.


RETIREMENT PLANNING


You may have to save more for retirement because social security and employee savings plans are estimated to cover only 40% of your retirement savings. The remaining 60% must come from personal investments, savings and other income.* One way to help save for retirement is by purchasing a variable annuity. From 1995 to 1996, variable annuity sales climbed 47 percent to $72.5 billion, shattering the previous high of $51.7 billion in 1994.**


Sources:


*    Social Security Administration
**   LIMRA 1996 Individual Annuity Market Report


PROSPECTUS


The prospectus dated May 1, 1998, is hereby incorporated in this Statement of Additional Information by reference.

ACL Variable Annuity Account 1

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of ACL Variable Annuity Account 1 (comprised of subaccounts DCR, DIE, DAG, DSI, DMS, DMG, DII, DWG, DSG, DGR, DVL and DVC) as of December 31, 1997, and the related statements of operations and statements of changes in net assets for the year then ended, except for subaccounts DGR and DWG which are for the period January 29, 1997 (commencement of operations) to December 31, 1997 and subaccounts DSG, DVL and DVC which are for the period September 3, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of ACL Variable Annuity Account 1 at December 31, 1997, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 13, 1998

ACL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                            Dec. 31, 1997

Assets                                                                       Segregated Asset Subaccount
                                                 -----------------------------------------------------------------------------------
                                                     DCR               DIE              DAG              DSI                DMS
------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
 975 shares at net asset value
 of  $28.58 per share (cost $27,340)                  $ 27,851              $ -             $ -              $ -               $ -
IDS Life International Equity Fund
 1,082 shares at net asset value
 of  $13.63 per share (cost $15,392)                         -           14,744               -                -                 -
IDS Life Aggressive Growth Fund
 2,917 shares at net asset value
 of  $16.07 per share (cost $46,992)                         -                -          46,884                -                 -
IDS Life Special Income Fund
 1,342 shares at net asset value
 of  $11.80 per share (cost $16,067)                         -                -               -           15,831                 -
IDS Life Moneyshare Fund, Inc.
 196,583 shares at net asset value
 of  $1.00 per share (cost $196,566)                         -                -               -                -           196,566
IDS Life Managed Fund, Inc.
 2,862 shares at net asset value
 of  $18.04 per share (cost $51,966)                         -                -               -                -                 -
 INVESCO VIF- Industrial
Income Portfolio
 11,487 shares at net asset value
 of  $17.04 per share (cost $182,108)                        -                -               -                -                 -
Janus Aspen Series Worldwide Growth Portfolio
 13,112 shares at net asset value
 of  $23.39 per share (cost $289,833)                        -                -               -                -                 -
Janus Aspen Series Growth Portfolio
 14,720 shares at net asset value
 of  $18.48 per share (cost $253,448)                        -                -               -                -                 -
 American Century VP
Capital Appreciation                                         -                -               -                -                 -
 4,011 shares at net asset value
 of  $9.68 per share (cost $39,481)                          -                -               -                -                 -
American Century VP Value
 5,969 shares at net asset value
 of  $6.93 per share (cost $35,755)                          -                -               -                -                 -
Warburg Pincus Trust--Post-Venture Capital Portfolio
 6,411 shares at net asset value
 of  $11.06 per share (cost $61,016)                         -                -               -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
                                                        27,851           14,744          46,884           15,831           196,566
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                         -                -               -               97               905
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                            27,851           14,744          46,884           15,928           197,471
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Centurion Life for
mortality and expense risk fee                              22               13              42               14               174
Payable to mutual funds for investments
purchased                                                    -                -               -               83               731
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           22               13              42               97               905
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                   $ 27,829         $ 14,731        $ 46,842         $ 15,831         $ 196,566
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                          23,022           14,411          42,084           14,926           188,943
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                   $ 1.20           $ 1.03          $ 1.11           $ 1.06            $ 1.04
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



ACL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                  Dec. 31, 1997

Assets                                                                       Segregated Asset Subaccount
                                                  ----------------------------------------------------------------------------------
                                                       DMG              DII              DWG             DSG               DGR
------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
 975 shares at net asset value
 of  $28.58 per share (cost $27,340)                       $ -              $ -             $ -              $ -               $ -
IDS Life International Equity Fund
 1,082 shares at net asset value
 of  $13.63 per share (cost $15,392)                         -                -               -                -                 -
IDS Life Aggressive Growth Fund
 2,917 shares at net asset value
 of  $16.07 per share (cost $46,992)                         -                -               -                -                 -
IDS Life Special Income Fund
 1,342 shares at net asset value
 of  $11.80 per share (cost $16,067)                         -                -               -                -                 -
IDS Life Moneyshare Fund, Inc.
 196,583 shares at net asset value
 of  $1.00 per share (cost $196,566)                         -                -               -                -                 -
IDS Life Managed Fund, Inc.
 2,862 shares at net asset value
 of  $18.04 per share (cost $51,966)                    51,620                -               -                -                 -
 INVESCO VIF- Industrial
Income Portfolio
 11,487 shares at net asset value
 of  $17.04 per share (cost $182,108)                        -          195,747               -                -                 -
Janus Aspen Series  Worldwide  Growth Portfolio
 13,112 shares at net asset value
 of $23.39 per share (cost $289,833)
Janus Aspen Series Growth Portfolio                          -                -         306,689                -                 -
 14,720 shares at net asset value
 of  $18.48 per share (cost $253,448)
 American Century VP                                         -                -               -          272,026                 -
Capital Appreciation
 4,011 shares at net asset value
 of  $9.68 per share (cost $39,481)                          -                -               -                -            38,825
American Century VP Value
 5,969 shares at net asset value
 of  $6.93 per share (cost $35,755)                          -                -               -                -                 -
Warburg Pincus Trust--Post-Venture Capital Portfolio
 6,411 shares at net asset value
 of  $11.06 per share (cost $61,016)                         -                -               -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
                                                        51,620          195,747         306,689          272,026            38,825
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                         -                -               -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                            51,620          195,747          38,825          272,026            38,825
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to American Centurion Life for
mortality and expense risk fee                              44              174             275              246                33
Payable to mutual funds for investments
purchased                                                    -                -               -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           44              174             275              246                33
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                   $ 51,576        $ 195,573       $ 306,414        $ 271,780          $ 38,792
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                          43,796          154,631         251,604          229,764            41,823
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                   $ 1.17           $ 1.26          $ 1.22           $ 1.21            $ 0.93
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



ACL Variable Annuity Account 1

----------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                  Dec. 31, 1997

                                                           Segregated Asset Subaccount
                                                      ----------------------------------   Combined
Assets                                                        DVL              DVC         Variable
                                                                                            Account
----------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund-
 975 shares at net asset value
 of  $28.58 per share (cost $27,340)                           $ -              $ -        $ 27,851
IDS Life International Equity Fund
 1,082 shares at net asset value
 of  $13.63 per share (cost $15,392)                             -                -          14,744
IDS Life Aggressive Growth Fund
 2,917 shares at net asset value
 of  $16.07 per share (cost $46,992)                             -                -          46,884
IDS Life Special Income Fund
 1,342 shares at net asset value
 of  $11.80 per share (cost $16,067)                             -                -          15,831
IDS Life Moneyshare Fund, Inc.
 196,583 shares at net asset value
 of  $1.00 per share (cost $196,566)                             -                -         196,566
IDS Life Managed Fund, Inc.
 2,862 shares at net asset value
 of  $18.04 per share (cost $51,966)                             -                -          51,620
 INVESCO VIF- Industrial
Income Portfolio
 11,487 shares at net asset value
 of  $17.04 per share (cost $182,108)                            -                -         195,747
Janus Aspen Series  Worldwide  Growth Portfolio
 13,112 shares at net asset value
 of $23.39 per share (cost $289,833)
Janus Aspen Series Growth Portfolio                              -                -         306,689
 14,720 shares at net asset value
 of  $18.48 per share (cost $253,448)
 American Century VP                                             -                -         272,026
Capital Appreciation
 4,011 shares at net asset value
 of  $9.68 per share (cost $39,481)                              -                -          38,825
American Century VP Value
 5,969 shares at net asset value
 of  $6.93 per share (cost $35,755)                         41,365                -          41,365
Warburg Pincus Trust--Post-Venture Capital Portfolio
 6,411 shares at net asset value
 of  $11.06 per share (cost $61,016)                             -           70,905          70,905
----------------------------------------------------------------------------------------------------
                                                            41,365           70,905       1,279,053
----------------------------------------------------------------------------------------------------
Dividends receivable                                             -                -           1,002
----------------------------------------------------------------------------------------------------
Total assets                                                41,365           70,905       1,280,055
----------------------------------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------------------------------
Payable to American Centurion Life for
mortality and expense risk fee                                  36               63           1,136
Payable to mutual funds for investments
purchased                                                        -                -             814
----------------------------------------------------------------------------------------------------
Total liabilities                                               36               63           1,950
----------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                                       $ 41,329         $ 70,842     $ 1,278,105
----------------------------------------------------------------------------------------------------
Accumulation units outstanding                              32,637           64,614
------------------------------------------------------------------------------------
Net asset value per accumulation unit                       $ 1.27           $ 1.10
------------------------------------------------------------------------------------
See accompanying notes to financial statements.


ACL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                          For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccounts
                                                  ----------------------------------------------------------------------------------
                                                        DCR              DIE              DAG             DSI               DMS
Investment income
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                        $ 451            $ 605         $ 3,975          $ 1,028           $ 7,015
Mortality and expense risk fee                              66              119             293              103             1,402
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                             385              486           3,682              925             5,613
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                         57           29,095          34,998           22,302         1,237,509
Cost of investments sold                                    54           27,111          32,828           22,242         1,237,510
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                      3            1,984           2,170               60                (1)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                511             (648)           (108)            (236)                -
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             514            1,336           2,062             (176)               (1)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                $ 899          $ 1,822         $ 5,744            $ 749           $ 5,612
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


ACL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                              For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                  ----------------------------------------------------------------------------------
                                                        DMG              DII             DWG**            DSG*               DGR**
Investment income
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                      $ 4,400         $ 13,739         $ 3,912          $ 6,643             $ 147
Mortality and expense risk fee                             445            1,078           2,016            1,965               237
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                           3,955           12,661           1,896            4,678               (90)
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                     71,381           33,958         189,158          214,853            53,206
Cost of investments sold                                66,173           33,058         181,412          207,753            52,013
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  5,208              900           7,746            7,100             1,193
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                               (346)          13,639          16,856           18,578              (656)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           4,862           14,539          24,602           25,678               537
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              $ 8,817         $ 27,200        $ 26,498         $ 30,356             $ 447
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

* For the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997.
** For the period Jan. 29, 1997 (commencement of operations) to Dec. 31, 1997.


ACL Variable Annuity Account 1

----------------------------------------------------------------------------------------------------
Statements of Operations - continued                               For the year ended Dec. 31, 1997

                                                           Segregated Asset Subaccount
                                                         ------------------------------    Combined
                                                              DVL*             DVC*        Variable
Investment income                                                                           Account
----------------------------------------------------------------------------------------------------
Dividend income from mutual funds                              $ 2             $ 10        $ 41,927
Mortality and expense risk fee                                 201              472           8,397
----------------------------------------------------------------------------------------------------
Investment income (loss) - net                                (199)            (462)         33,530
----------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

----------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                            103               91       1,886,711
Cost of investments sold                                        90               83       1,860,327
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         13                8          26,384
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                                  5,610            9,889          63,089
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               5,623            9,897          89,473
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                  $ 5,424          $ 9,435       $ 123,003
----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.
* For the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997.



ACL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                  ----------------------------------------------------------------------------------
Operations                                              DCR              DIE              DAG             DSI               DMS

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                           $ 385            $ 486         $ 3,682            $ 925           $ 5,613
Net realized gain (loss) on investments                      3            1,984           2,170               60                (1)
Net change in unrealized appreciation or
depreciation of investments                                511             (648)           (108)            (236)                -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                            899            1,822           5,744              749             5,612
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                               3,046            2,399           4,505            4,193         1,139,815
Net transfers*                                          23,884           10,552          44,950           11,921          (918,713)
Contract charges                                             -                -               -                -                 -
Surrender benefits                                           -              (42)         (8,357)          (1,032)          (30,148)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          26,930           12,909          41,098           15,082           190,954
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              -                -               -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 27,829         $ 14,731        $ 46,842         $ 15,831         $ 196,566
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                       -                -               -                -                 -
Contract purchase payments                               2,623            2,280           4,331            4,102         1,127,356
Net transfers*                                          20,399           12,172          45,362           11,810          (908,656)
Contract charges                                             -                -               -                -                 -
Surrender benefits                                           -              (41)         (7,609)            (986)          (29,757)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        23,022           14,411          42,804           14,926           188,943
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
American Centurion Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


ACL Variable Annuity Account 1

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                   For the year ended Dec. 31, 1997

                                                                              Segregated Asset Subaccount
                                                  ----------------------------------------------------------------------------------
Operations                                              DMG              DII             DWG**           DSG***            DGR**

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                        $ 3,955         $ 12,661         $ 1,896          $ 4,678             $ (90)
Net realized gain (loss) on investments                 5,208              900           7,746            7,100             1,193
Net change in unrealized appreciation or
depreciation of investments                              (346)          13,639          16,856           18,578              (656)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                         8,817           27,200          26,498           30,356               447
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                              8,633           12,358          20,785           14,805             3,846
Net transfers*                                         34,209          161,167         260,351          237,890            41,857
Contract charges                                            -              (15)            (15)               -                 -
Surrender benefits                                        (83)          (5,137)         (1,205)         (11,271)           (7,358)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         42,759          168,373         279,916          241,424            38,345
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             -                -               -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 51,576        $ 195,573       $ 306,414        $ 271,780          $ 38,792
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                      -                -               -                -                 -
Contract purchase payments                              7,680           10,445          17,382           12,628             4,034
Net transfers*                                         36,188          148,447         235,235          226,581            44,923
Contract charges                                            -              (12)            (12)               -                 -
Surrender benefits                                        (72)          (4,249)         (1,001)          (9,445)           (7,134)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       43,796          154,631         251,604          229,764            41,823
------------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other subaccounts and transfers (from) to
American Centurion Life for conversion from (to) fixed account.
**For the period Jan. 29, 1997 (commencement of operations) to Dec. 31, 1997.
***For the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997.

See accompanying notes to financial statements.



ACL Variable Annuity Account 1

---------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                    For the year ended Dec. 31, 1997

                                                          Segregated Asset Subaccount
                                                     ----------------------------------    Combined
Operations                                                  DVL***           DVC***        Variable
                                                                                            Account
----------------------------------------------------------------------------------------------------
Investment income (loss) - net                              $ (199)          $ (462)       $ 33,530
Net realized gain (loss) on investments                         13                8          26,384
Net change in unrealized appreciation or
depreciation of investments                                  5,610            9,889          63,089
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                              5,424            9,435         123,003
----------------------------------------------------------------------------------------------------
Contract Transactions
----------------------------------------------------------------------------------------------------
Contract purchase payments                                     890            2,383       1,217,658
Net transfers*                                              35,015           59,105           2,188
Contract charges                                                 -                -             (30)
Surrender benefits                                               -              (81)        (64,714)
----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              35,905           61,407       1,155,102
----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  -                -               -
----------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 41,329         $ 70,842     $ 1,278,105
----------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------
Units outstanding at beginning of year                           -                -
Contract purchase payments                                     730            2,259
Net transfers*                                              31,907           62,433
Contract charges                                                 -                -
Surrender benefits                                               -              (78)
------------------------------------------------------------------------------------
Units outstanding at end of year                            32,637           64,614
------------------------------------------------------------------------------------
*Includes transfer activity from (to) other Accounts and transfers (from) to
American Centurion Life for conversion from (to) fixed account.
***For the period Sept. 3, 1997 (commencement of operations) to Dec. 31, 1997.

See accompanying notes to financial statements.


ACL Variable Annuity Account 1

Notes to Financial Statements
-------------------------------------------------------------------
1. Organization

ACL Variable Annuity Account 1 (the Account) was established as a segregated asset account of American Centurion Life Assurance Company (American Centurion
Life) under New York law and is registered as a unit investment trust under the Investment Company Act of 1940. The Account was established on Feb. 9, 1995 and commenced operations on Jan. 1, 1997. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life).

The assets of the Account are held for the exclusive benefit of the Privileged Assets Select Annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by American Centurion Life. Contract owners allocate their variable purchase payments to one or more of the twelve segregated asset subaccounts. Such funds are then invested in shares of six mutual funds organized by IDS Life or in shares of one mutual fund portfolio organized by INVESCO Funds Group, Inc.; or in shares of two mutual fund portfolios organized by American Century Investment Management Inc.; or in shares of two mutual fund portfolios organized by Janus Capital Corporation or in shares of one mutual fund portfolio organized by Warburg Pincus Counsellors, Inc.

Each fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company or series of an open-end management investment company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. INVESCO Variable Investment Funds, Inc. (INVESCO -
VIF) Industrial Income Portfolio commenced operations Aug. 10, 1994. American Century VP Capital Appreciation commenced operations on Nov. 20, 1987. American Century VP Value commenced operations on May 1, 1996. Janus Aspen Series
Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio commenced operations on Sept. 13, 1993. Warburg Pincus Trust -- Post-Venture Capital Portfolio commenced operations on Sept. 30, 1996. Funds allocated to the DCR Subaccount are invested in shares of IDS Life Capital Resource Fund; Subaccount DIE invests in the shares of IDS Life International Equity Fund; Subaccount DAG invests in the shares of IDS Life Aggressive Growth Fund; Subaccount DSI invests in the shares of IDS Life Special Income Fund; Subaccount DMS invests in the shares of IDS Life Moneyshare Fund, Inc.; Subaccount DMG invests in the shares of IDS Life Managed Fund, Inc.; Subaccount DII invests in shares of INVESCO VIF
- Industrial Income Portfolio; Subaccount DWG invests in shares of Janus Aspen Series Worldwide Growth Portfolio; Subaccount DSG invests in shares of Janus Aspen Series Growth Portfolio; Subaccount DGR invests in shares of American
Century VP Capital Appreciation; Subaccount DVL invests in shares of American Century VP Value and Subaccount DVC invests in shares of Warburg Pincus Trust -- Post-Venture Capital Portfolio.

IDS Life is the investment  manager and American Express  Financial  Corporation
(AEFC), an affiliated company, is the investment advisor for each of the IDS Life funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. INVESCO Funds Group, Inc. is the investment advisor for the INVESCO VIF - Industrial Income Portfolio. Janus Capital Corporation is the investment manager for Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio. American Century Investment Management Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Warburg Pincus Counsellors, Inc. is the investment advisor of Warburg Pincus Trust -- Post-Venture Capital Portfolio. American Centurion Life serves as issuer of the contracts investing in the Account.

-------------------------------------------------------------------
2. Summary of Significant Accounting Policies

Investments in Mutual Funds

Investments in shares of the IDS Life funds, the INVESCO VIF portfolio, the Janus Aspen Series portfolios, the American Century portfolios, or the Warburg Pincus Trust portfolio are stated at market value, which is the net asset value per share as determined by the respective fund or portfolio. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the funds or portfolios are reinvested in additional shares of the funds and portfolios and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the funds' and portfolios' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

-----------------------------------------------------------------
3. Mortality and Expense Risk Fee and Contract Charges

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Account. The mortality and expense risk fee paid to American Centurion Life is computed daily and is equal, on an annual basis, to 1 percent of the average daily net assets of the subaccounts.

An annual charge of $30 is deducted from the contract value of each Privileged Assets Select Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by American Centurion Life. The deduction will be allocated to the subaccounts on a pro-rata basis. If the total purchase payments (less partial surrenders) on a contract anniversary are at least $10,000 the charge will be waived. American Centurion Life reserves the right to increase the charge in the future, however, in no event will the charge exceed $50 per year.

-------------------------------------------------------------------
4. Investment Transactions

The subaccounts' purchases of fund or portfolio shares including reinvestment of dividend distributions, were as follows:
                                                                        Year
                                                                       ended
                                                                     Dec. 31,
     Subaccount        Investment                                        1997
     ------------------------------------------------------------------------
       DCR     IDS Life Capital Resource Fund...................   $   27,394
       DIE     IDS Life International Equity Fund...............       42,503
       DAG     IDS Life Aggressive Growth Fund..................       79,820
       DSI     IDS Life Special Income Fund.....................       38,309
       DMS     IDS Life Moneyshare Fund, Inc....................    1,434,076
       DMG     IDS Life Managed Fund, Inc.......................      118,139
       DII     INVESCO VIF - Industrial Income Portfolio........      215,166
       DWG     Janus Aspen Series Worldwide Growth Portfolio....      471,245*
       DSG     Janus Aspen Series Growth Portfolio..............      461,201**
       DGR     American Century VP Capital Appreciation.........       91,494*
       DVL     American Century VP Value........................       35,845**
       DVC     Warburg-Pincus Trust-- Post-Venture
               Capital Portfolio................................       61,099**
     ------------------------------------------------------------------------
               Combined Variable Account                           $3,076,291
     ------------------------------------------------------------------------
 *For the period Jan. 29, 1997(commencement of operations)to Dec. 31, 1997. **For the period Sept. 3, 1997(commencement of operations)to Dec. 31, 1997.

-------------------------------------------------------------------
5. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintaned by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the Variable Account's operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company


We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP
February 5, 1998
Minneapolis, Minnesota

                                   AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                                BALANCE SHEETS
                                                 December 31,


ASSETS                                                       1997       1996
------                                                       ----       ----
                                                                (thousands)
Investments:
  Fixed maturities:
     Held to maturity, at amortized cost (Fair value:
       1997, $18,153; 1996, $19,958)                     $ 17,698   $ 19,579
     Available for sale, at fair value (Amortized cost:
       1997, $210,940; 1996, $134,631)                    216,161    136,091
                                                         --------- ---------
Total Investments                                         233,859    155,670

Cash and cash equivalents                                   3,756     13,856
Amounts recoverable from reinsurance                        2,728      2,728
Accrued investment income                                   3,120      2,104
Deferred policy acquisition costs                           9,280      4,364
Other assets                                                1,591         55
Assets held in separate accounts                            1,280         --
                                                        --------------------

          Total assets                                   $255,614   $178,777
                                                         ========   ========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits:
    Fixed annuities                                      $206,531   $139,362
    Traditional life insurance                              1,884      1,883
    Disability income insurance                               225        225
  Policy claims and other policyholders' funds              2,305        691
  Amounts due to broker                                     4,941      4,916
  Deferred income taxes                                     2,391        592
  Other liabilities                                           741         34
  Liabilities related to separate accounts                  1,280         --
                                                       ---------------------
          Total liabilities                               220,298    147,703
                                                       ---------- ----------
Stockholder's equity:
  Capital stock, $10 par value per share;
     100,000 shares authorized,
     issued and outstanding                                 1,000      1,000
  Additional paid-in capital                               16,600     16,600
  Net unrealized gain on investments                        3,139        863
  Retained earnings                                        14,577     12,611
                                                      ----------- ----------
          Total stockholder's equity                       35,316     31,074
                                                      ----------- ----------

Total liabilities and stockholder's equity               $255,614   $178,777
                                                      =========== ==========

                                          See accompanying notes.

                                 AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                            STATEMENTS OF INCOME
                                          Years ended December 31,


                                                             1997      1996         1995
                                                            ------    ------       -----
                                                                       (thousands)
Revenues:
   Net investment income                                 $ 13,331   $ 8,851      $ 7,734
   Contractholder charges                                     318       306          299
   Management and other fees                                    8        --           --
   Net realized gain (loss) on investments                     25       (57)         112
                                                         --------   -------      -------

          Total revenues                                   13,682     9,100        8,145
                                                         --------    ------       ------

Benefits and expenses:
   Death and other benefits on
      investment contracts                                      2       --           --
   Interest credited on investment contracts                8,887     5,849        4,670
   Amortization of deferred policy
      acquisition costs                                       114        21          294
   Other operating expenses                                 1,324     1,387          710
                                                         --------    ------      -------

          Total expenses                                   10,327     7,257        5,674
                                                          -------    ------       ------


Income before income taxes                                  3,355     1,843        2,471

Income taxes                                                1,389       678          885
                                                          -------   -------      -------

Net income                                                 $1,966   $ 1,165      $ 1,586
                                                          =======   =======      =======

                                          See accompanying notes.

                    AMERICAN CENTURION LIFE ASSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1997
                                   (thousands)



                                                         Additional       Net Unrealized
                                             Capital      Paid-In         Gain (Loss) on        Retained
                                              Stock        Capital          Investments         Earnings        Total
Balance, December 31, 1994                    $1,000        $ 6,600         $    (1,730)          $ 9,860       $15,730
    Net income                                    --             --                  --             1,586         1,586
    Change in net unrealized
           gain (loss) on investments             --             --               3,934                 --        3,934
                                            --------     ----------              ------        -----------     --------

Balance, December 31, 1995                     1,000          6,600               2,204            11,446        21,250
    Net income                                    --             --                  --             1,165         1,165
    Change in net unrealized
           gain (loss) on investments             --             --              (1,341)                         (1,341)
                                                                                                       --
    Capital contribution from parent              --         10,000                  --                 --       10,000
                                            --------        -------          ----------       ------------    ---------

Balance, December 31, 1996                     1,000         16,600                 863            12,611        31,074
    Net income                                    --             --                  --             1,966         1,966
    Change in net unrealized
          gain (loss) on investments               --            --               2,276                 --        2,276
                                            ---------    ----------             -------       ------------     --------

Balance, December 31, 1997                    $1,000        $16,600             $ 3,139           $14,577       $35,316
                                            ========     ==========             =======        ==========        ======

                             See accompanying notes.

                                  AMERICAN CENTURION LIFE ASSURANCE COMPANY
                                          STATEMENTS OF CASH FLOWS
                                          Years ended December 31,

                                                                          1997                 1996             1995
                                                                        --------             --------         ------
                                                                                           (thousands)
Cash flows from operating activities:
  Net income                                                            $  1,966             $  1,165         $  1,586
  Adjustments to reconcile net income to
    net cash (used in) provided by operating activities:
      Change in amounts recoverable from reinsurers                           --                  674              166
      Change in accrued investment income                                 (1,016)                (604)            (270)
      Change in deferred policy acquisition
          costs, net                                                      (5,175)              (3,177)             252
      Change in other assets                                              (1,536)                  75            1,015
      Change in liabilities for future policy
          benefits for traditional life and
          disability income insurance                                          1               (1,696)              --
      Change in policy claims and other
          policyholders' funds                                             1,614                  428              (97)
      Deferred income tax provision (benefit)                                574                1,457             (640)
      Change in other liabilities                                            707               (1,087)             386
      Amortization of premium
         (accretion of discount), net                                          7                   56              101
      Net realized (gain) loss on investments                                (25)                  57             (112)
      Other, net                                                               7                   --              (75)
                                                                     -----------          -----------       ----------

          Net cash (used in) provided by operating activities             (2,876)              (2,652)           2,312
                                                                     -----------          -----------       ----------

Cash flows from investing activities: Fixed maturities held to maturity:
        Purchases                                                             --                   --           (1,980)
        Maturities                                                         1,847                2,603            3,443
        Sales                                                                 --                  477               --
    Fixed maturities available for sale:
        Purchases                                                        (86,006)             (59,425)         (22,290)
        Maturities                                                         8,438                7,261            4,819
        Sales                                                              1,303                1,572              496
    Change in due to brokers                                                  24                4,916           (1,446)
                                                                     -----------            ---------        ---------

          Net cash used in investing activities                          (74,394)             (42,596)         (16,958)
                                                                     -----------            ---------        ---------

Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                               82,656               55,594           20,876
    Surrenders and other benefits                                        (24,373)             (14,870)         (12,691)
    Interest credited to account balances                                  8,887                5,849            4,670
  Capital contribution from parent                                            --               10,000               --
                                                                    ------------             --------    -------------

          Net cash provided by financing activities                       67,170               56,573           12,855
                                                                          ------             --------         --------

Net (decrease) increase in cash and cash equivalents                     (10,100)              11,325           (1,791)

Cash and cash equivalents at beginning of year                            13,856                2,531            4,322
                                                                        --------          -----------      -----------

Cash and cash equivalents at end of year                               $   3,756         $     13,856       $    2,531

                                                                        ========          ===========      ===========
                                           See accompanying notes.


                    AMERICAN CENTURION LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)

1.   Summary of significant accounting policies

     Nature of business

     American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company's principal product is deferred annuities which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 8).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                                                      1997             1996            1995
                                                                  --------         --------          ------
      Cash paid during the year for:
        Income taxes                                                $2,404             $257            $531
        Interest on borrowings                                           7               --              --

     Recognition of profits on fixed annuity contracts

     Profits on certain fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the retrospective deposit method. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized. Profits on other fixed deferred annuities are recognized by the Company over the lives of the contracts, using the interest method. Under the interest method, profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

     Contractholder charges include fees collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, including direct response advertising costs, have been deferred on annuity contracts. The deferred acquisition costs for single premium deferred annuities and certain installment annuities are amortized in relation to accumulation values and surrender charge revenue. The costs for other installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies.

     Liabilities for future policy benefits

     Liabilities for single premium deferred annuities and installment annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the 1983a Table with interest at 6.25%.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1997 and 1996 are $1,532 and $185, respectively, receivable from IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period.

     Reclassifications

     Certain 1996 and 1995 amounts have been reclassfied to conform to the 1997 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                                      Gross             Gross
                                                   Amortized        Unrealized        Unrealized          Fair
      Held to maturity                                Cost            Gains             Losses            Value
      ----------------                           ------------     -----------       -----------          --------
      Corporate bonds and obligations               $  16,176        $    368         $      26         $  16,518
      Mortgage-backed securities                        1,522             113                --             1,635
                                                   ----------        --------         ---------        ----------
                                                    $  17,698        $    481         $      26         $  18,153
                                                    =========        ========         =========         =========

      Available for sale
      U.S. Government agency obligations           $    2,085      $       15          $      1        $    2,099
      State and municipal obligations                   1,000              31                --             1,031
      Corporate bonds and obligations                 118,450           4,141               356           122,235
      Mortgage-backed securities                       89,405           1,544               153            90,796
                                                   ----------        --------         ---------        ----------
                                                     $210,940         $ 5,731          $    510          $216,161
                                                     ========         =======          =========         ========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1996 are as follows:

                                                                      Gross             Gross
                                                   Amortized        Unrealized        Unrealized         Fair
      Held to maturity                                Cost            Gains             Losses            Value
      ----------------                            -----------       ---------        ----------        ----------
      Corporate bonds and obligations               $  17,995        $    421          $    154         $  18,262
      Mortgage-backed securities                        1,584             112                --             1,696
                                                   ----------        --------         ---------        ----------
                                                    $  19,579        $    533          $    154         $  19,958
                                                    =========        ========          ========         =========

      Available for sale
      U.S. Government agency obligations           $    2,095      $       --         $      32        $    2,063
      State and municipal obligations                   1,000              21                --             1,021
      Corporate bonds and obligations                  74,327           1,808               369            75,766
      Mortgage-backed securities                       57,209             638               606            57,241
                                                    ---------        --------           -------         ---------
                                                     $134,631         $ 2,467           $ 1,007          $136,091
                                                     ========         =======           =======          ========

     The amortized  cost and fair value of  investments  in fixed  maturities at
     December 31, 1997 by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Amortized                  Fair
      Held to maturity                                               Cost                      Value
      Due in one year or less                                   $    3,499                 $   3,570
      Due from one to five years                                     9,260                     9,440
      Due from five to ten years                                     1,945                     2,041
      Due in more than ten years                                     1,472                     1,467
      Mortgage-backed securities                                     1,522                     1,635
                                                                 ---------                 ---------
                                                                 $  17,698                 $  18,153
                                                                 =========                 =========

                                                                 Amortized                  Fair
      Available for sale                                          Cost                      Value

      Due in one year or less                                 $      2,598               $     2,613
      Due from one to five years                                    19,710                    20,467
      Due from five to ten years                                    55,879                    58,219
      Due in more than ten years                                    43,348                    44,066
      Mortgage-backed securities                                    89,405                    90,796
                                                               -----------                ----------
                                                               $   210,940                $  216,161
                                                               ===========                ==========

     There were no sales of fixed maturities classified as held to maturity in 1997 and 1995. During the year ended December 31, 1996, fixed maturities classified as held to maturity were sold with amortized cost of $500, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' credit worthiness.

     In addition, fixed maturities available for sale were sold during 1997 with proceeds of $1,303 and gross realized gains and losses of $14 and $nil, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $1,572 and gross realized gains and losses of $36 and $71, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $496 and gross realized gains and losses of $nil and $4, respectively.

     At December 31, 1997, bonds carried at $1,085 were on deposit with various states as required by law.

     Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $28 million of securities which are rated by American Express Financial Corporation's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

             Rating                                                   1997                     1996
      ----------------------                                      --------                  -------
      Aaa/AAA                                                     $ 92,682                 $ 60,374
      Aa/AA                                                          3,890                    4,648
      Aa/A                                                           1,952                    1,469
      A/A                                                           28,258                   26,768
      A/BBB                                                          7,802                    4,988
      Baa/BBB                                                       61,661                   35,071
      Baa/BB                                                         4,011                    6,977
      Below investment grade                                        28,382                   13,915
                                                                  --------                 --------
                                                                  $228,638                 $154,210
                                                                  ========                 ========

2.   Investments (continued)

     At December 31, 1997, approximately 89 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

     Net investment income for the years ended December 31 is summarized as follows:

                                                      1997                    1996                    1995
                                                 ---------               ---------                --------
      Interest on fixed maturities               $  13,818                $  9,170                $  7,561
      Interest on cash equivalents                     276                     308                     157
      Other                                              1                      16                      21
                                                 ---------               ---------                --------
                                                    14,095                   9,494                   7,739
      Less investment expenses                         764                     643                       5
                                                 ---------               ---------                --------
                                                 $  13,331               $   8,851                $  7,734
                                                 =========               =========                ========


     Net realized gain (loss) on investments was $25, $(57) and $112 for the years ended December 31, 1997, 1996 and 1995, respectively, and was entirely due to sales of fixed maturities.

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                       1997                   1996                   1995
                                                     -------                -------                ------
        Fixed maturities available for sale          $ 3,761               $ (1,931)              $ 6,408

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                                   1997                      1996                     1995
                                                 -------                     -----                  ------
      Federal income taxes:
        Current                                    $ 486                    $ (819)                 $1,495
        Deferred                                     574                     1,457                    (640)
                                                 -------                     -----                  ------
                                                   1,060                       638                     855

      State income taxes-current                     329                        40                      30
                                                 -------                     -----                  ------
      Income tax expense                         $ 1,389                     $ 678                  $  885
                                                 =======                     =====                  ======


     Increases to the federal income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:

                                                       1997             1996                      1995
                                                   -------------------------------------------------------

                                          Provision       Rate      Provision      Rate     Provision      Rate
     Federal income taxes based
       on the statutory rate               $1,174         35.0%        $645        35.0%      $ 865        35.0%
     Increases are
       attributable to :
           State tax, net                     214          6.4           26         1.4          19         0.6
         Other, net                             1           --            7         0.4           1
                                           ------         ----        -----       -----      ------        ----
               --
     Federal income taxes                  $1,389         41.4%        $678        36.8%      $ 885        35.6%
                                           ======         =====       =====        ====      ======        ====

     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

      Deferred income tax assets:                  1997                    1996
                                                  ------                  -----
      Policy reserves                           $ 1,616                   $ 738

      Deferred tax income liabilities:
      Deferred policy acquisition costs           2,144                     802
      Investments                                 1,703                     478
      Other                                         160                      50
                                               --------                 -------
           Total deferred income tax liabilities  4,007                   1,330
                                                 ------                  ------
           Net deferred income tax liabilities  $ 2,391                   $ 592
                                                =======                   =====

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $6,278 and $7,220 as of December 31, 1997 and 1996, respectively (see note 8 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5.   Related party transactions

     The Company participates in the American Express Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $nil in 1997, 1996 and 1995.

     The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1997, 1996 and 1995 were $23, $19 and $13, respectively.

     The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

     Charges by IDS Life for use of joint facilities and other services aggregated $2,536, $3,142 and $105 for 1997, 1996 and 1995, respectively.
     Certain of these costs are included in deferred policy acquisition costs.

6.   Commitments and contingencies

     The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 1997 and 1996, traditional life insurance in-force aggregated $216,961 and $242,209, respectively, of which $216,726 and $241,974 were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,346, $1,351 and $1,384 for the years ended December 31, 1997, 1996 and 1995. Reinsurance recovered from reinsurers amounted to $718, $2,027 and $929 for the years ended December 31, 1997, 1996 and 1995. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

     The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance has resulted in substantial assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. The Company expects additional future assessments related to past insolvencies and rehabilitations. Management has estimated the impact of future assessments on the Company's financial position and recorded a reserve for such future assessments.

7.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                     1997                        1996
                                                                    -------                     ------
                                                         Carrying          Fair         Carrying        Fair
      Financial Assets                                     Amount           Value        Amount         Value

      Investments in fixed maturities (Note 2)
        Held to maturity                                 $  17,698        $ 18,153       $  19,579     $ 19,958
        Available for sale                                 216,161         216,161         136,091      136,091
      Cash and cash equivalents (Note 1)                     3,756           3,756          13,856       13,856
      Separate account assets                                1,280           1,280              --           --

      Financial Liabilities
      Future policy benefits for fixed
        annuities                                          206,516         200,209         139,352      136,332
      Separate account liabilities                           1,280           1,233              --           --

     At December 31, 1997 and 1996, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $15 and $10, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1997 and 1996. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997 and 1996.

8.   Statutory insurance accounting practices

     Reconciliations of net income for the years ended December 31, 1997, 1996 and 1995 and stockholder's equity at December 31, 1997 and 1996, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                    1997              1996                 1995
                                                                  --------          --------             ------
      Net income, per accompanying
        financial statements                                     $ 1,966           $ 1,165              $ 1,586
      Deferred policy acquisition costs                           (5,175)           (3,177)                 252
      Adjustments of future policy
        benefit liabilities                                        2,222               (57)                (356)
      Deferred federal income taxes                                  574             1,457                 (640)
      Provision for losses on investments                             --                --                  (12)
      IMR gain/loss transfer and amortization                        (16)               47                  (46)
      Provision for other losses                                      --                --                 (837)
      Prior period adjustment                                         --              (313)                 328
      Other, net                                                     255                16                  (27)
                                                                 -------           -------              -------
      Net (loss) income, on basis of
        statutory accounting practices                           $  (174)          $  (862)             $   248
                                                                 =======           =======              =======


      Stockholder's equity, per accompanying
        financial statements                                     $35,316           $31,074
      Deferred policy acquisition costs                           (9,280)           (4,364)
      Adjustments of future policy benefit liabilities             5,367             3,145
      Adjustments of reinsurance ceded reserves                   (2,728)           (2,728)
      Deferred federal income taxes                                2,391               592
      Asset valuation reserve                                     (2,107)           (1,287)
      Net unrealized gain on investments                          (5,220)           (1,460)
      Interest maintenance reserve                                   (79)              (62)
      Other, net                                                     219               (90)
                                                                 -------           -------
      Stockholder's equity on basis of statutory
        accounting practices                                     $23,879           $24,820
                                                                 =======           =======



9.       Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         ACL Variable Annuity Account 1

                  Statements of Net Assets, as of Dec. 31, 1997;
                  Statements of Operations, for the year ended Dec. 31. 1997;
                  and
                  Statements of Changes in Net Assets for the years ended Dec. 31, 1997 and 1996.
                  Notes to Financial Statements.
                  Report of Independent Auditors for ACL Variable Annuity Account 1 dated March 13, 1998.

         American Centurion Life Insurance Company:

                  Balance Sheets as of Dec. 31, 1997 and 1996.
                  Statements of Income for the years ended Dec. 31, 1997, 1996 and 1995.
                  Statements of Stockholders Equity, for the three years ended Dec. 31, 1997, 1996 and 1995.
                  Statements of Cash Flows for the years ended Dec. 31, 1997, 1996 and 1995.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated February 5, 1998.

         Exhibits to Financial Statements included in Part C:

         Financial Statement Schedules I and IV as required by Regulation S-X:

                  Schedule I       -  Consolidated Summary of Investments other
                                      than Investments in Related Parties

                  Schedule IV      -  Reinsurance

(b)      Exhibits:

1. Certificate, establishing the ACL Variable Annuity Account 1 dated December 1, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

2.       Not applicable.

3. Variable Annuity and Life Insurance Distribution and Administrative Services Agreement, dated April 10, 1997, is filed electronically as
         Exhibit 3 to Post-Effective Amendment No. 2, to Registration Statement No. 333-00041, is incorporated herein by reference.

4.1      Form of Group Deferred Annuity  Certificate for  nonqualified  contract
         (form  38502-NY  10/95),   filed   electronically  as  Exhibit  4.1  to
         Registrant's Initial Registration Statement No.
         333-00041, is incorporated herein by reference.

4.2 Form of Group Deferred Annuity Certificate for qualified contract (form 38503-IRA-NY 10/95), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

4.3  Form  of  Group  Deferred  Annuity  Contract  (form  38501  10/95),   filed
     electronically  as  Exhibit  4.3  to  Registrant's   Initial   Registration
     Statement No. 333-00041, is incorporated herein by reference.

5.1 Form of Group Deferred Variable Annuity Application (form 32041 10/95), filed electronically as Exhibit 5.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

5.2 Form of Variable Annuity Participant Enrollment Form (form 32027C 10/95), filed electronically as Exhibit 5.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.1 Amended and Restated Articles of Incorporation of American Centurion Life, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.2  Amended By-Laws of American Centurion Life, filed electronically as Exhibit
     6.2 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

6.3  Emergency  By-Laws of American  Centurion  Life,  filed  electronically  as
     Exhibit 6.3 to Registrant's Initial Registration Statement No. 333-00041, is incorporated herein by reference.

7.   Not applicable.

8.1 Participation Agreement, dated Oct. 7, 1996, by and among American Centurion Life and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2, to Registration Statement No. 333-00041, is incorporated herein by reference.

8.2 Fund Participation Agreement, dated July 31, 1996, by and among American Centurion Life, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2, to Registration Statement No. 333-00041, is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Oct. 23, 1996, between Janus Aspen Series and American Centurion Life, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2, to Registration Statement No. 333-00041, is incorporated herein by reference.

8.4 Participation Agreement, dated Dec. 4, 1996, among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Centurion Life, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2, to Registration Statement No. 333-00041, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors, filed electronically herewith.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
     Exhibit 13 to Registrant's Initial Registration Statement No. 333-00041, is incorporated by reference.

14.1 Financial Data Schedule, filed electronically herewith.

14.2 Power of Attorney to sign this Registration Statement dated March 25, 1997, filed electronically as Exhibit 14.2 to Post-Effective Amendment No. 2, to Registration Statement No. 333-00041, is incorporated herein by reference.

14.3 Power of Attorney to sign this Registration Statement dated April 8, 1998, filed electronically herewith.



Item 25.          Directors and Officers of the Depositor (American Centurion Life Assurance Company)
                                                                             Positions and Offices with
Name                                 Principal Business Address               Depositor
------------------------------------ ---------------------------------------- -----------------------------------

Doris A. Anfinson                    IDS Tower 10                             Vice President
                                     Minneapolis, MN  55440

Robert C. Auriema                    Technical Consultants Ltd.               Director
                                     Bayview Tower
                                     Apt. 8G
                                     80 Bay Street Landing
                                     Staten Island, NY  10301

Maureen A. Buckley                   IDS Tower 10                             Chief Administrative Officer and
                                     Minneapolis, MN  55440                      Consumer Affairs Officer

Douglas L. Forsberg                  IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Clarence E. Galston                  IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Jay C. Hatlestad                     IDS Tower 10                             Vice President and Controller
                                     Minneapolis, MN  55440

Robert A. Hatton                     IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Jeffrey S. Horton                    IDS Tower 10                             Vice President and Treasurer
                                     Minneapolis, MN  55440

Richard W. Kling                     IDS Tower 10                             Director
                                     Minneapolis, MN  55440

David M. Kuplic                      IDS Tower 10                             Vice President-Investments
                                     Minneapolis, MN  55440

Eric L. Marhoun                      IDS Tower 10                             General Counsel and Secretary
                                     Minneapolis, MN  55440

Sarah A. Mealey                      IDS Tower 10                             Vice President-Variable Product
                                     Minneapolis, MN  55440                      Development


Item 25. Directors and Officers of the Depositor (American Centurion Life
                  Assurance Company (cont'd)

                                                                              Positions and Offices with
Name                                 Principal Business Address               Depositor
------------------------------------ ---------------------------------------- -----------------------------------

Edward J. Muhl                       IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Kenneth W. Nelson                    Tech Products, Inc.                      Director
                                     15 Beach Street
                                     Suite 304
                                     Staten Island, NY  10304

Stuart A. Sedlacek                   IDS Tower 10                             Director, Chairman and President
                                     Minneapolis, MN  55440

Anne L. Segal                        IDS Tower 10                             Director
                                     Minneapolis, MN  55440

Daniel J. Segner                     IDS Tower 10                             Vice President-Investments
                                     Minneapolis, MN  55440

Guerdon D. Smith                     Guerdon D. Smith & Company               Director
                                     P.O. Box 91739
                                     Santa Barbara, CA  93190-1739

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Centurion Life Assurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                Jurisdiction of
Name of Subsidiary                                                              Incorporation

I. Travel Related Services

         American Express Travel Related Services Company,                      New York
         Inc.

II. International Banking Services

         American Express Bank Ltd.                                             Connecticut

III. Companies engaged in Financial Services

         Advisory Capital Strategies Group Inc.                                         Minnesota
         Advisory Capital Strategies Group Inc.                                         New York
         American Centurion Life Assurance Company                                      Minnesota
         American Enterprise Investment Services Inc.                                   Minnesota
         American Enterprise Life Insurance Company                                     Indiana
         American Express Asset Management Group Inc.                                   Minnesota
         American Express Asset Management International Inc.                           Delaware
         American Express Asset Management International Ltd.                           England
         American Express Asset Management International (Japan) Ltd.                   Japan
         American Express Client Service Corporation                                    Minnesota
         American Express Corporation                                                   Delaware
         American Express Financial Advisors Inc.                                       Delaware
         American Express Insurance Agency of Arizona Inc.                              Arizona
         American Express Insurance Agency of Idaho Inc.                                Idaho
         American Express Insurance Agency of Nevada Inc.                               Nevada
         American Express Minnesota Foundation                                          Minnesota
         American Express Property Casualty Insurance Agency                            Kentucky
         of Kentucky Inc.
         American Express Property Casualty Insurance Agency                            Maryland
         of Maryland Inc.
         American Express Property Casualty Insurance Agency                            Pennsylvania
         of Pennsylvania Inc.
         American Express Tax and Business Services Inc.                                Minnesota
         American Express Trust Company                                                 Minnesota
         American Partners Life Insurance Company                                       Arizona
         IDS Aircraft Services Corporation                                              Minnesota
         IDS Cable Corporation                                                          Minnesota
         IDS Capital Holdings Inc.                                                      Minnesota
         IDS Certificate Company                                                        Delaware
         IDS Futures Corporation                                                        Minnesota
         IDS Insurance Agency of Alabama Inc.                                           Alabama
         IDS Insurance Agency of Arkansas Inc.                                          Arkansas
         IDS Insurance Agency of Massachusetts Inc.                                     Massachusetts
         IDS Insurance Agency of New Mexico Inc.                                        New Mexico
         IDS Insurance Agency of North Carolina Inc.                                    North Carolina
         IDS Insurance Agency of Utah Inc.                                              Utah
         IDS Insurance Agency of Wyoming Inc.                                           Wyoming
         IDS Life Insurance Company                                                     Minnesota
         IDS Life Insurance Company of New York                                         New York
         IDS Management Corporation                                                     Minnesota
         IDS Partnership Services Corporation                                           Minnesota
         IDS Plan Services of California, Inc.                                          Minnesota
         IDS Property Casualty Insurance Company                                        Wisconsin
         IDS Real Estate Services, Inc.                                                 Delaware
         IDS Realty Corporation                                                         Minnesota
         IDS Sales Support Inc.                                                         Minnesota
         IDS Securities Corporation                                                     Delaware
         Investors Syndicate Development Corp.                                          Delaware
         North Dakota Public Employee Payment Company                                   Minnesota


Item 27. Number of Contractowners

         As of February 28, 1998, there were 7 contract owners of qualified Privileged Assets Select Annuity contracts and 83 contract owners of non-qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc.; Strategist Tax-Free Income Fund, Inc., APL Variable Annuity Account 1, ACL Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address       Position and Offices with
                                          Underwriter                       Offices with Registrant
----------------------------------------- --------------------------------- ---------------------------------
Ann M. Buffie                             Vice President and Chief          None
IDS Tower 10                              Compliance Officer
Minneapolis, MN  55440

Cynthia M. Carlson                        Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Item 29(b). As to each director, officer or partner of the principal underwriter(American Express Service Corporation): (cont'd)

Name and Principal Business Address       Position and Offices with
                                          Underwriter                       Offices with Registrant
----------------------------------------- --------------------------------- ---------------------------------

Colleen Curran                            Vice President and Chief Legal    None
IDS Tower 10                              Counsel
Minneapolis, MN  55440

Mark A. Ernst                             Senior Vice President-Third       None
IDS Tower 10                              Party Distribution
Minneapolis, MN  55440

David R. Hubers                           Director and President            None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                           Vice President-Sales and Service  None
IDS Tower 10
Minneapolis, MN  55440

Verna J. Kaufman                          Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Brian C. Kleinberg                        Director                          None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                          Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Timothy S. Meehan                         Secretary                         None
IDS Tower 10
Minneapolis, MN  55440

James A. Mitchell                         Director and Senior Vice          Board member and President
IDS Tower 10                              President
Minneapolis, MN  55440

Julia K. Morton                           Vice President and Chief          None
IDS Tower 10                              Financial Officer
Minneapolis, MN  55440

Richard L. Solseth                        Vice President and Treasurer      None
IDS Tower 10
Minneapolis, MN  55440


(c)

                       Net Underwriting
Name of Principal      Discounts and        Compensation          Brokerage
Underwriter            Commissions          Redemption            Commissions           Compensation
---------------------- -------------------- --------------------- --------------------- --------------------

American Express       None                 None                  None                  None
Financial Advisors
Inc.

Item 30.          Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  (a) (b) & (c)     These undertakings were filed with
                                    Registrant's Initial Registration
                                    Statement, File No. 333-00041.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 1998.


                                 ACL VARIABLE ANNUITY ACCOUNT 1
                                        (Registrant)

                                 By American Centurion Life Assurance Company
                                                (Sponsor)

                                 By /s/  Stuart A. Sedlacek*
                                         Stuart A. Sedlacek
                                         Chairman and President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 1998.

Signature                                            Title

/s/  Stuart A. Sedlacek*                             Director, Chairman and
     Stuart A. Sedlacek                              President

/s/  Jay C. Hatlestad*                               Vice President and
     Jay C. Hatlestad                                Controller

/s/  Robert C. Auriema*                              Director
     Robert C. Auriema

/s/  Douglas L. Forsberg*                            Director
     Douglas L. Forsberg

/s/  Clarence E. Galston*                            Director
     Clarence E. Galston

/s/  Robert A. Hatton*                               Director
     Robert A. Hatton

/s/  Jeffrey S. Horton**                             Vice President and
     Jeffrey S. Horton                               Treasurer

/s/  Richard W. Kling*                               Director
     Richard W. Kling

Signature                                            Title

/s/  Kenneth W. Nelson*                              Director
     Kenneth W. Nelson

/s/  Anne L. Segal*                                  Director
     Anne L. Segal

/s/  Guerdon D. Smith*                               Director
     Guerdon D. Smith


*Signed pursuant to Power of Attorney dated March 25, 1997 filed electronically as Exhibit 14.2 to Post-Effective Amendment No. 2, to Registration Statement No. 333-00041.

**Signed pursuant to Power of Attorney dated April 8, 1998, filed electronically herewith.




Sherilyn K. Beck

                                CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.